                        SUPPLEMENT DATED MAY 1, 2014 TO

              PROSPECTUS DATED MAY 1, 2013 (AS SUPPLEMENTED) FOR

             FLEXIBLE PREMIUM VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE INSURANCE COMPANY OF NEW YORK

                                  THROUGH ITS

                GENWORTH LIFE OF NEW YORK VA SEPARATE ACCOUNT 1

THIS SUPPLEMENT UPDATES CERTAIN INFORMATION CONTAINED IN YOUR VARIABLE ANNUITY PROSPECTUS. PLEASE READ IT CAREFULLY AND KEEP IT WITH YOUR PROSPECTUS FOR FUTURE REFERENCE.

A.    LIFETIME INCOME PLUS SOLUTION and LIFETIME INCOME PLUS 2008

If you purchased the Lifetime Income Plus Solution rider or the Lifetime Income Plus 2008 rider when you purchased your contract, effective May 1, 2014, you may request to terminate the respective rider (without terminating the contract) on any business day. The rider will terminate on the first day of the next quarter as measured from the contract anniversary (i.e., not a calendar quarter).

Rider charges will continue from the date of the request to terminate until the date of termination. On the day the rider and/or the contract terminates, the charges for the rider will be calculated, pro rata, and deducted. We are waiving the provision in the rider that limits the ability to terminate the rider to any contract anniversary on or after the fifth contract anniversary. Otherwise the rider and the corresponding charges will terminate on the Annuity Commencement Date.

Please note that, upon termination of the rider, you will lose all of the benefits for which you are eligible under the rider, including any guaranteed minimum withdrawal benefits provided by the rider.

B. ASSET ALLOCATION PROGRAM

Effective after the close of business July 11, 2014, Asset Allocation Models A, B, C, D and E under the Asset Allocation Program will be updated. Tables disclosing the Model percentage allocations and Portfolio selections for Asset Allocation Models A, B, C, D and E, before and after the update, are provided on the next two pages.

19781CBNY SUPPB 05/01/14

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           1%      1%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      1%      2%      3%      4%      5%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP
                             Franklin Mutual Shares VIP
                             Fund -- Class 2 Shares
                             (formerly, Franklin Templeton
                             VIP Mutual Shares Securities
                             Fund -- Class 2 Shares)           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           3%      6%      9%     13%     16%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 1%      2%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund(R)/VA -- Service
                             Shares                            1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth VIP Fund --
                             Class 2 Shares (formerly,
                             Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares)           2%      3%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            2%      3%      4%      6%      6%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign VIP Fund --
                             Class 2 Shares (formerly,
                             Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares)           2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        36%     26%     16%      7%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       6%      6%      5%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

            EFFECTIVE AFTER THE CLOSE OF BUSINESS ON JULY 11, 2014

                                      PORTFOLIOS            MODEL A MODEL B MODEL C MODEL D MODEL E
---------------------------------------------------------------------------------------------------
EQUITIES
---------------------------------------------------------------------------------------------------
Large Cap Growth             Fidelity VIP Contrafund(R)
                             Portfolio -- Service Class 2      1%      2%      4%      4%      5%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust
                             Intrepid Growth Portfolio --
                             Class 1                           1%      1%      2%      3%      4%
---------------------------------------------------------------------------------------------------
Large Cap Value              Fidelity VIP Equity-Income
                             Portfolio -- Service Class 2      0%      1%      2%      3%      4%
                             ----------------------------------------------------------------------
                             Franklin Templeton VIP
                             Franklin Mutual Shares VIP
                             Fund -- Class 2 Shares
                             (formerly, Franklin Templeton
                             VIP Mutual Shares Securities
                             Fund -- Class 2 Shares)           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Large Cap Core               JPMorgan Insurance Trust
                             Equity Index Portfolio --
                             Class 1                           2%      5%      8%     12%     15%
                             ----------------------------------------------------------------------
                             JPMorgan Insurance Trust U.S.
                             Equity Portfolio -- Class 1       3%      6%      9%     13%     16%
---------------------------------------------------------------------------------------------------
Mid Cap Growth               JPMorgan Insurance Trust Mid
                             Cap Growth Portfolio -- Class
                             1                                 3%      4%      4%      5%      6%
---------------------------------------------------------------------------------------------------
Mid Cap Core                 JPMorgan Insurance Trust
                             Intrepid Mid Cap Portfolio --
                             Class 1                           1%      2%      3%      4%      5%
---------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small
                             Cap Fund(R)/VA -- Service
                             Shares                            1%      4%      6%      8%     10%
---------------------------------------------------------------------------------------------------
Global Equity                Franklin Templeton VIP
                             Templeton Growth VIP Fund --
                             Class 2 Shares (formerly,
                             Franklin Templeton VIP
                             Templeton Growth Securities
                             Fund -- Class 2 Shares)           2%      4%      6%      7%      8%
---------------------------------------------------------------------------------------------------
Global REITs                 Invesco V.I. Global Real
                             Estate Fund -- Series II
                             shares                            2%      2%      2%      4%      4%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     American Century VP
                             International Fund -- Class I     1%      3%      4%      5%      8%
---------------------------------------------------------------------------------------------------
Foreign Large Cap Value      Franklin Templeton VIP
                             Templeton Foreign VIP Fund --
                             Class 2 Shares (formerly,
                             Franklin Templeton VIP
                             Templeton Foreign Securities
                             Fund -- Class 2 Shares)           2%      4%      7%      8%     10%
---------------------------------------------------------------------------------------------------

    TOTAL % EQUITIES                                          20%     40%     60%     80%    100%
---------------------------------------------------------------------------------------------------

FIXED INCOME
---------------------------------------------------------------------------------------------------
Medium Duration              JPMorgan Insurance Trust Core
                             Bond Portfolio -- Class 1        36%     26%     16%      7%      0%
---------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration
                             Portfolio -- Administrative
                             Class Shares                     25%     17%     12%      5%      0%
---------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation
                             Protection Fund -- Class II      10%      8%      5%      3%      0%
---------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield
                             Portfolio -- Administrative
                             Class Shares                      3%      3%      2%      2%      0%
---------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate
                             Income Fund                       6%      6%      5%      3%      0%
---------------------------------------------------------------------------------------------------

    TOTAL % FIXED INCOME                                      80%     60%     40%     20%      0%
---------------------------------------------------------------------------------------------------

                                      3